Submission	Aug. 05, 2024
Submission [Line Items]
Central Index Key	0001501585
Registrant Name	Huntington Ingalls Industries, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A